EARNINGS PER COMMON SHARE (Computation of Basic and Diluted Earnings Per Common Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
EARNINGS PER COMMON SHARE [Abstract]
Net income (loss) attributed to common shareholders	$ (6,735,281)	$ (1,353,903)
Denominator for basic earnings per share-weighted average shares outstanding	30,419,556	26,391,204
Effect of dilutive securities: Warrants, restricted stock and options outstanding
Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	30,419,556	26,391,204
Income (loss) per common share - basic	$ (0.22)	$ (0.05)
Income (loss) per common share- diluted	$ (0.22)	$ (0.05)